Change in Accounting Principle - Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	$ (308)	$ 228	$ (502)
Depreciation, depletion and amortization	2,264	1,737	1,697
Loss on sale of oil and gas properties	0	0
(Gains) losses on sales of assets	(43)	264	(476)
Impairments	11	131	814
Exploration	49	96	214
Other	(4)	(118)	(132)
(Decrease) increase in accounts payable, accrued liabilities and other	(630)	75	(375)
Net Cash Provided By Operating Activities	1,623	1,730	475
Drilling and completion costs	(2,180)	(1,848)	(2,113)
Acquisitions of proved and unproved properties	(35)	(128)	(88)
Net Cash Provided By (Used In) Investing Activities	(2,480)	455	(918)
As Previously Reported Under Full Cost
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	211	877	953
Depreciation, depletion and amortization	1,616	1,145	995
Loss on sale of oil and gas properties	(15)	578
(Gains) losses on sales of assets	0	0	0
Impairments	344	53	5
Exploration	0	0	0
Other	(2)	(108)	(135)
(Decrease) increase in accounts payable, accrued liabilities and other	(567)	138	(308)
Net Cash Provided By Operating Activities	1,871	2,000	745
Drilling and completion costs	(2,260)	(1,958)	(2,186)
Acquisitions of proved and unproved properties	(203)	(288)	(285)
Net Cash Provided By (Used In) Investing Activities	(2,728)	185	(1,188)
Successful Efforts Adjustment
Condensed Cash Flow Statements, Captions [Line Items]
Net income (loss)	(519)	(649)	(1,455)
Depreciation, depletion and amortization	648	592	702
Loss on sale of oil and gas properties	15	(578)
(Gains) losses on sales of assets	(43)	264	(476)
Impairments	(333)	78	809
Exploration	49	96	214
Other	(2)	(10)	3
(Decrease) increase in accounts payable, accrued liabilities and other	(63)	(63)	(67)
Net Cash Provided By Operating Activities	(248)	(270)	(270)
Drilling and completion costs	80	110	73
Acquisitions of proved and unproved properties	168	160	197
Net Cash Provided By (Used In) Investing Activities	$ 248	$ 270	$ 270